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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.):   [X] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CinFin Capital Management Company
Address:   6200 South Gilmore Road
           Fairfield, Ohio 45014

13F File Number: 028-5597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Steven A. Soloria
Title:   Vice President and Secretary
Phone:   (513) 870-2000

Signature, Place and Date of Signing:


/s/ Steven A. Soloria                   Fairfield, Ohio      March 23, 2007
-------------------------------------   ------------------   -------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers                  0

Form 13F Information Table Entry Total:           41

Form 13F Information Table Value Total       157,567
                                          (thousands)

List of Other Included Managers: None


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
        COLUMN 1         COLUMN 2  COLUMN 3 COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7     COLUMN 8
---------------------------------------------------------------------------------------------------------------
                         TITLE OF             VALUE   SHRS OR  SH/ PUT/  INVESTMENT    OTHER   VOTING AUTHORITY
    NAME OF ISSUER         CLASS    CUSIP   [x$1000]  PRN AMT  PRN CALL  DISCRETION  MANAGERS SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------
ALLIANCE CAPITAL MGMT
   HLDG LTD PRT          COMMON   01855A101      613    18,300 SH           SOLE                --  18,300   --
ALLTEL CORP              COMMON   020039103   11,755   253,674 SH           SOLE                -- 253,674   --
AVERY DENNISON CORP      COMMON   053611109      639    12,650 SH           SOLE                --  12,650   --
BB & T CORP              COMMON   054937107      743    20,700 SH           SOLE                --  20,700   --
CHEVRON CORPORATION      COMMON   166764100    4,693    65,679 SH           SOLE                --  65,679   --
CHUBB CORP               COMMON   171232101      487     7,510 SH           SOLE                --   7,510   --
CINCINNATI BELL INC      COMMON   171871106      105    20,600 SH           SOLE                --  20,600   --
CINCINNATI FINANCIAL
   CORP                  COMMON   172062101   30,479   761,965 SH       SHARED-OTHER            -- 761,965   --
CINERGY CORP             COMMON   172474108    1,661    45,250 SH           SOLE                --  45,250   --
CINTAS CORP              COMMON   172908105      476    12,850 SH           SOLE                --  12,850   --
CONVERGYS CORP           COMMON   212485106      330    18,000 SH           SOLE                --  18,000   --
DUKE ENERGY CORP         COMMON   264399106      466    26,155 SH           SOLE                --  26,155   --
DUKE REALTY CORP         COMMON   264411505      451    15,450 SH           SOLE                --  15,450   --
EXXON MOBIL CORPORATION  COMMON   30231G102   23,636   645,806 SH           SOLE                -- 645,806   --
FIFTH THIRD BANCORP      COMMON   316773100    6,576   118,406 SH       SHARED-OTHER            -- 118,406   --
FIRST MERIT CORPORATION  COMMON   337915102      648    26,200 SH           SOLE                --  26,200   --
FORTUNE BRANDS INC       COMMON   349631101    2,077    36,600 SH           SOLE                --  36,600   --
GENERAL ELECTRIC CO      COMMON   369604103    1,276    42,803 SH       SHARED-OTHER            --  42,803   --
GENUINE PARTS CO         COMMON   372460105      902    28,200 SH           SOLE                --  28,200   --
HILLENBRAND INDUSTRIES   COMMON   431573104      880    15,600 SH           SOLE                --  15,600   --
INTEL CORP               COMMON   458140100      615    22,347 SH           SOLE                --  22,347   --
JEFFERSON PILOT CORP     COMMON   475070108      235     5,300 SH           SOLE                --   5,300   --
JOHNSON & JOHNSON        COMMON   478160104    1,093    22,071 SH           SOLE                --  22,071   --
LINCOLN NATIONAL CORP    COMMON   534187109      495    14,000 SH           SOLE                --  14,000   --
MEDTRONIC INC            COMMON   585055106    1,105    23,550 SH           SOLE                --  23,550   --
MERCK & COMPANY          COMMON   589331107   13,270   262,150 SH           SOLE                -- 262,150   --
MICROSOFT CORP           COMMON   594918104    1,032    37,120 SH           SOLE                --  37,120   --
MOLEX INC CLASS A        COMMON   608554200    1,614    65,950 SH           SOLE                --  65,950   --
NATIONAL CITY
   CORPORATION           COMMON   635405103    2,821    95,740 SH           SOLE                --  95,740   --
NATIONAL RETAIL PPTYS
   INC                   COMMON   637417106      201    11,800 SH           SOLE                --  11,800   --
PFIZER INC               COMMON   717081103    1,094    36,020 SH           SOLE                --  36,020   --
PIEDMONT NATURAL GAS     COMMON   720186105      946    24,252 SH           SOLE                --  24,252   --
PNC FINANCIAL SERVICES
   GROUP                 COMMON   693475105    2,212    46,500 SH           SOLE                --  46,500   --
PROCTER & GAMBLE
   CORPORATION           COMMON   742718109    9,825   105,850 SH           SOLE                -- 105,850   --
SBC COMMUNICATIONS INC   COMMON   78387G103      212     9,526 SH           SOLE                --   9,526   --
SKY FINANCIAL GROUP INC  COMMON   83080P103      567    25,200 SH           SOLE                --  25,200   --
SYSCO CORP               COMMON   871829107      952    29,100 SH           SOLE                --  29,100   --
U S BANCORP              COMMON   902973304    7,346   306,200 SH           SOLE                -- 306,200   --
UNITED PARCEL SERVICE -
   CL B                  COMMON   911312106      986    15,450 SH           SOLE                --  15,450   --
WELLS FARGO & CO         COMMON   949746101    1,720    33,400 SH           SOLE                --  33,400   --


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
WYETH                    COMMON   983024100   20,332   441,050 SH           SOLE                -- 441,050   --
                                             157,567


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